Loans (Narrative) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Maximum Loan-To-Value Ratio	80.00%
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 6,893,000	$ 6,294,000
Loans in the process of foreclosure	3,500,000
Nonaccrual Loans Making Payments Pursuant To Forbearance Agreements	905,000
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	124,000	0
Financing Receivable, Recorded Investment 90 Days Past Due And Still Accruing, Number of Contracts	2
Less than 90 days delinquent [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 1,300,000
The Bank of Greene County [Member] | Residential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Maximum Loan-To-Value Ratio	95.00%